Significant Accounting Policies (Details) - Schedule of property and equipment is provided using the straight-line method	12 Months Ended
Oct. 31, 2022
Schedule of Property and Equipment is Provided Using the Straight Line Method [Abstract]
Research and development equipment	3 years